UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-06707

			   Narragansett Insured Tax-Free Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2005

                          A TAX-FREE INCOME INVESTMENT

              [LOGO OF NARRAGANSETT INSURED TAX-FREE INCOME FUND:
              RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP OF
                    WAVES AND TREE SEAGULLS FLYING ABOVE IT]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA(SM) GROUP OF FUNDS

[LOGO OF NARRAGANSETT INSURED TAX-FREE INCOME FUND:
RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP
OF WAVES AND TREE SEAGULLS FLYING ABOVE IT]

              SERVING RHODE ISLAND INVESTORS FOR MORE THAN A DECADE

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

                      "THE BENEFITS OF TAX-FREE INVESTING"

                                                                  February, 2006

Dear Fellow Shareholder:

      As the name of your fund clearly states, Narragansett Insured Tax-Free Income Fund is tax-free* - free from Rhode Island state and regular Federal income taxes.

      This tax-free status serves many purposes. It obviously provides you, and our other shareholders, with tax-free income. But, it also provides municipalities with an attractive motivator to help them raise revenue. Additionally, the projects funded by these tax-free securities enhance the quality of life for all community residents.

      Many individuals pay as much as 30% to 40% of their income in Federal and state taxes. Obviously, if you have to pay that much in taxes, it significantly reduces what you get to keep in your pocket.

BENEFITS TO INVESTORS

      As an investor seeking tax-free income, do you have to forego higher yields? Not necessarily.

                                  [BAR CHART]

                  Hypothetical Tax-Free Yield                       3%
                  Hypothetical Taxable Equivalent Yield           5.2%

                  Hypothetical Tax-Free Yield                       4%
                  Hypothetical Taxable Equivalent Yield           6.9%

                  Hypothetical Tax-Free Yield                       5%
                  Hypothetical Taxable Equivalent Yield           8.8%

                        This chart assumes a 35% federal and 9% state tax-rate and is for illustration purposes only; it does not represent past or future performance of any investment.

      The chart above shows that you would have to earn significantly more from a taxable investment in order to be equal to what you get to keep from a tax-free investment.

      As you can clearly see from the chart, you would have to earn 6.9% on a taxable investment in order to equal the tax-free level of 4%.

      Keep this illustration in mind the next time you examine the yield that Narragansett Insured Tax-Free Income Fund offers you. You will find that a 3%, 4% or 5% tax-free yield looks considerably more attractive to you when you consider the implications of taxes.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

BENEFITS TO MUNICIPALITIES

      As you are most likely aware, states, counties, cities, towns, and other forms of municipalities issue tax-free bonds to raise monies. These issues generally take two forms - general obligation securities and revenue securities.

      General obligation municipal securities are primarily those securities used to finance the general needs of such municipalities. General obligation securities are secured by the tax-raising power of the specific municipality in terms of its ability to pay interest and repay principal on a timely basis. Thus, these securities are considered to be "backed by the full faith and credit" of the issuer.

      Revenue securities are issued to finance specific projects, such as a hospital or airport. In this instance, the municipal issuer pledges the operating revenues derived from the specific project to pay the interest and repay the principal when due.

      In many cases, smaller municipalities would have difficulty selling these securities to the marketplace were it not for the added attractiveness of tax-free status.

BENEFITS TO QUALITY OF LIFE

      The benefit you may not have considered - when you made your investment in the Fund - was that in the process of having the Fund provide you with tax-free income, it also provides help to a variety of others within your community and Rhode Island. This is a benefit in which you can take real pride.

      Municipal bonds, such as those in which Narragansett Insured Tax-Free Income Fund invests, are the primary way infrastructure is financed. Infrastructure is a relatively obscure word that by itself doesn't mean much to most people. But, when you translate the word "infrastructure" into projects such as schools, roads, bridges, water facilities, pollution control, airports, hospitals, and fire and police stations, then you are speaking in terms that people more easily understand.

      As the economy of Rhode Island grows, new and additional municipal projects are needed for the benefit of the citizens of Rhode Island and the various communities throughout the state. In essence, your money invested in the Fund helps pay for that new school, road, airport, etc. that you and your neighbors now enjoy. So, as an investor in Narragansett Insured Tax-Free Income Fund, you can take pride in knowing that you are playing a vital role and a very real part in enhancing the quality of life for your family, friends, neighbors and future generations of Rhode Islanders.

SUMMARY

      So the next time that you receive your statement from Narragansett Insured Tax-Free Income Fund, remember that the benefits that are reaped from your investment are more than just what is evident on that piece of paper.

Sincerely,


/s/ Diana P. Herrmann                           /s/ Lacy B. Herrmann

Diana P. Herrmann                               Lacy B. Herrmann
President                                       Chair of the Board of Trustees


* For certain investors, some dividends may be subject to Federal and State taxes.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                                       RATING
     FACE                                                                           MOODY'S, S&P
    AMOUNT      GENERAL OBLIGATION BONDS (42.6%)                                      OR FITCH                 VALUE
------------    ---------------------------------------------------------------     ------------          ------------
                Coventry, Rhode Island
$    550,000    5.000%, 11/01/16 AMBAC Insured ...............................       Aaa+/AAA+++          $    585,898
     550,000    5.000%, 11/01/17 AMBAC Insured ...............................       Aaa+/AAA+++               581,768
                Cranston, Rhode Island
     500,000    2.750%, 02/15/09 FSA Insured .................................       Aaa+/AAA++                487,360
     500,000    5.450%, 11/15/11 FGIC Insured ................................       Aaa+/AAA++                541,540
                Cumberland, Rhode Island
     250,000    3.750%, 02/01/13 FGIC Insured ................................       Aaa+/AAA++                251,695
     250,000    4.000%, 02/01/14 FGIC Insured ................................       Aaa+/AAA++                253,380
     250,000    4.000%, 02/01/15 FGIC Insured ................................       Aaa+/AAA++                252,297
     500,000    5.000%, 08/01/15 MBIA Insured ................................       Aaa+/AAA++                529,850
     250,000    4.000%, 02/01/16 FGIC Insured ................................       Aaa+/AAA++                251,065
     250,000    4.100%, 02/01/17 FGIC Insured ................................       Aaa+/AAA++                251,827
     250,000    4.150%, 02/01/18 FGIC Insured ................................       Aaa+/AAA++                251,825
   1,255,000    5.000%, 10/01/18 MBIA Insured ................................       Aaa+/AAA++              1,322,004
   1,040,000    5.200%, 10/01/21 MBIA Insured ................................       Aaa+/AAA++              1,119,934
                New Shoreham, Rhode Island
     245,000    4.000%, 11/15/15 AMBAC Insured ...............................       Aaa+/AAA++                247,041
     255,000    4.250%, 11/15/16 AMBAC Insured ...............................       Aaa+/AAA++                259,855
     270,000    4.250%, 11/15/17 AMBAC Insured ...............................       Aaa+/AAA++                274,328
     910,000    4.800%, 04/15/18 AMBAC Insured ...............................       Aaa+/AAA++                948,475
     285,000    4.500%, 11/15/18 AMBAC Insured ...............................       Aaa+/AAA++                292,946
   1,105,000    5.000%, 04/15/22 AMBAC Insured ...............................       Aaa+/AAA++              1,157,620
                Newport, Rhode Island
   1,000,000    4.500%, 11/01/15 AMBAC Insured ...............................       Aaa+/AAA+++             1,041,040
   1,000,000    4.750%, 11/01/18 AMBAC Insured ...............................       Aaa+/AAA+++             1,043,850
     800,000    5.000%, 11/01/20 AMBAC Insured ...............................       Aaa+/AAA+++               845,360
                North Kingstown, Rhode Island
     500,000    3.750%, 10/01/12 FGIC Insured ................................       Aaa+/AAA++                504,135
                North Providence, Rhode Island
     400,000    5.700%, 07/01/08 MBIA Insured ................................       Aaa+/AAA++                421,756
     500,000    3.500%, 10/15/13 FSA Insured .................................       Aaa+/AAA++                493,610
     500,000    4.700%, 09/15/14 FSA Insured .................................       Aaa+/AAA++                523,345
     500,000    3.650%, 10/15/14 FSA Insured .................................       Aaa+/AAA++                495,160
     500,000    3.750%, 10/15/15 FSA Insured .................................       Aaa+/AAA++                493,130

                                                                                      RATING
    FACE                                                                           MOODY'S, S&P
   AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                                 OR FITCH                 VALUE
------------    ---------------------------------------------------------------    ------------           ------------
                Pawtucket, Rhode Island
$    600,000    4.300%, 09/15/09 AMBAC Insured ...............................      Aaa+/AAA+++           $    619,836
     795,000    3.500%, 04/15/10 AMBAC Insured ...............................      Aaa+/AAA+++                798,426
     250,000    4.400%, 09/15/10 AMBAC Insured ...............................      Aaa+/AAA+++                260,532
     825,000    3.500%, 04/15/11 AMBAC Insured ...............................      Aaa+/AAA+++                825,759
     850,000    3.625%, 04/15/12 AMBAC Insured ...............................      Aaa+/AAA+++                853,052
     545,000    3.500%, 07/01/12 FGIC Insured ................................      Aaa+/AAA+++                541,556
     880,000    3.750%, 04/15/13 AMBAC Insured ...............................      Aaa+/AAA+++                882,411
     910,000    4.000%, 04/15/14 AMBAC Insured ...............................      Aaa+/AAA+++                921,057
                Providence, Rhode Island
     700,000    5.500%, 01/15/11 FSA Insured .................................       Aaa+/AAA++                721,693
   1,925,000    5.200%, 04/01/11 AMBAC Insured ...............................      Aaa+/AAA+++              2,070,184
   1,000,000    3.600%, 07/15/13 Series A FSA Insured ........................       Aaa+/AAA++                994,120
   1,000,000    5.000%, 01/15/16 FGIC Insured ................................       Aaa+/AAA++              1,063,190
   1,000,000    5.000%, 01/15/17 FGIC Insured ................................       Aaa+/AAA++              1,056,600
   1,000,000    5.000%, 01/15/18 FGIC Insured ................................       Aaa+/AAA++              1,052,850
                Rhode Island Consolidated Capital Development Loan
   1,000,000    5.250%, 11/01/11 Series C MBIA Insured .......................       Aaa+/AAA++              1,089,760
   1,000,000    5.000%, 06/01/14 Series B FGIC Insured .......................       Aaa+/AAA++              1,059,110
   1,000,000    5.000%, 09/01/14 Series A FGIC Insured .......................       Aaa+/AAA++              1,052,530
   2,000,000    5.000%, 08/01/15 Series B FGIC Insured .......................       Aaa+/AAA++              2,111,220
   1,500,000    4.750%, 09/01/17 Series A FGIC Insured .......................       Aaa+/AAA++              1,552,800
                Rhode Island State & Providence Consolidated
                   Capital Development Loan Refunding
   2,000,000    5.000%, 08/01/12 Series B MBIA Insured .......................       Aaa+/AAA++              2,161,300
                South Kingstown, Rhode Island
     500,000    5.500%, 06/15/12 FGIC Insured ................................      Aaa+/AAA+++                546,835
     500,000    3.400%, 06/15/12 AMBAC Insured ...............................        Aaa+/NR                  494,005
                State of Rhode Island
   1,000,000    5.125%, 07/15/11 FGIC Insured ................................       Aaa+/AAA++              1,050,370
   4,000,000    5.000%, 08/01/14 FGIC Insured ................................       Aaa+/AAA++              4,243,040
   1,500,000    5.000%, 09/01/15 FGIC Insured ................................       Aaa+/AAA++              1,578,795
   2,000,000    5.250%, 11/01/17 FGIC Insured ................................       Aaa+/AAA++              2,186,560
   2,500,000    5.000%, 09/01/18 MBIA Insured ................................       Aaa+/AAA++              2,655,725
   2,000,000    5.000%, 09/01/19 MBIA Insured ................................       Aaa+/AAA++              2,123,220
   1,500,000    5.000%, 09/01/20 MBIA Insured ................................       Aaa+/AAA++              1,588,500
                Warwick, Rhode Island
     665,000    4.250%, 07/15/14 AMBAC Insured ...............................       Aaa+/AAA++                682,922
     195,000    5.600%, 08/01/14 FSA Insured .................................       Aaa+/AAA++                201,525
     700,000    4.375%, 07/15/15 AMBAC Insured ...............................       Aaa+/AAA++                720,622

                                                                                      RATING
     FACE                                                                          MOODY'S, S&P
    AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                                OR FITCH                 VALUE
------------     --------------------------------------------------------------    ------------           ------------
                 Warwick, Rhode Island (continued)
$    770,000     4.600%, 07/15/17 AMBAC Insured ..............................       Aaa+/AAA++           $    797,196
   1,000,000     5.000%, 03/01/18 FGIC Insured ...............................       Aaa+/AAA++              1,047,690
     810,000     4.700%, 07/15/18 AMBAC Insured ..............................       Aaa+/AAA++                839,930
   1,000,000     5.000%, 01/15/19 FGIC Insured ...............................       Aaa+/AAA++              1,062,240
     855,000     4.750%, 07/15/19 AMBAC Insured ..............................       Aaa+/AAA++                885,053
     500,000     5.000%, 01/15/20 FGIC Insured ...............................       Aaa+/AAA++                529,945
                 West Warwick, Rhode Island
     500,000     4.875%, 03/01/16 AMBAC Insured ..............................      Aaa+/AAA+++                525,585
     670,000     5.000%, 03/01/17 AMBAC Insured ..............................      Aaa+/AAA+++                710,709
     700,000     5.050%, 03/01/18 AMBAC Insured ..............................      Aaa+/AAA+++                746,403
     735,000     5.100%, 03/01/19 AMBAC Insured ..............................      Aaa+/AAA+++                784,473
                 Woonsocket, Rhode Island
     500,000     3.500%, 03/01/12 AMBAC Insured ..............................      Aaa+/AAA+++                498,340
     655,000     4.450%, 12/15/12 FGIC Insured ...............................      Aaa+/AAA+++                678,200
     685,000     4.550%, 12/15/13 FGIC Insured ...............................      Aaa+/AAA+++                711,078
                                                                                                          ------------
                    Total General Obligation Bonds ...........................                              65,299,041
                                                                                                          ------------

                 REVENUE BONDS (57.9%)

                 DEVELOPMENT REVENUE BONDS (9.9%)
                 Providence Rhode Island Redevelopment Agency
                    Revenue Refunding Public Safety Building Project
   1,000,000     3.700%, 04/01/13 Series 2005 A AMBAC Insured ................       Aaa+/AAA++              1,000,590
                 Rhode Island Convention Center Authority
     500,000     5.000%, 05/15/07 Series 1993 B MBIA Insured .................       Aaa+/AAA++                510,735
                 Rhode Island Convention Center Authority
                    Revenue Refunding
     925,000     5.000%, 05/15/10 Series 1993 B MBIA Insured .................       Aaa+/AAA++                984,866
                 Rhode Island Public Building Authority State
                    Public Projects
   1,000,000     5.250%, 02/01/09 Series 1998 A AMBAC Insured ................       Aaa+/AAA++              1,047,450
     500,000     5.000%, 12/15/09 Series 1999 A AMBAC Insured ................       Aaa+/AAA++                530,425
   1,000,000     5.250%, 12/15/14 Series 1998 FSA Insured ....................       Aaa+/AAA++              1,068,630
     500,000     5.500%, 12/15/14 Series 1996 B MBIA Insured .................       Aaa+/AAA++                519,880
     500,000     5.500%, 12/15/15 Series 1996 B MBIA Insured .................       Aaa+/AAA++                519,880
                 Rhode Island State Economic Development Corp.,
                    Airport Revenue
   1,000,000     5.000%, 07/01/18 Series B FSA Insured .......................       Aaa+/AAA++              1,043,160

                                                                                      RATING
     FACE                                                                          MOODY'S, S&P
    AMOUNT       REVENUE BONDS (CONTINUED)                                           OR FITCH                 VALUE
------------     --------------------------------------------------------------    ------------           ------------
                 DEVELOPMENT REVENUE BONDS (CONTINUED)
                 Rhode Island State Economic Development Corp.
                    Airport Revenue Refunding
$  1,670,000     5.000%, 07/01/13 Series C MBIA Insured ......................       Aaa+/AAA++           $  1,798,423
                 Rhode Island State Economic Development Corp.,
                    Motor Fuel Tax Revenue (Rhode Island
                    Department of Transportation)
   2,000,000     3.875%, 06/15/14 Series A AMBAC Insured .....................       Aaa+/AAA++              2,012,200
   1,000,000     4.000%, 06/15/15 Series A AMBAC Insured .....................       Aaa+/AAA++              1,008,970
                 Rhode Island State Economic Development Corp.,
                    University of Rhode Island
     750,000     4.800%, 11/01/11 Series 1999 FSA Insured ....................        Aaa+/NR                  786,457
     750,000     4.900%, 11/01/12 Series 1999 FSA Insured ....................        Aaa+/NR                  787,740
     750,000     4.900%, 11/01/13 Series 1999 FSA Insured ....................        Aaa+/NR                  788,288
     750,000     5.000%, 11/01/14 Series 1999 FSA Insured ....................        Aaa+/NR                  792,863
                                                                                                          ------------
                    Total Development Revenue Bonds ..........................                              15,200,557
                                                                                                          ------------

                 HIGHER EDUCATION REVENUE BONDS (29.7%)
                 Providence, Rhode Island Public Building Authority,
                    School Projects
   1,395,000     4.000%, 12/15/12 Series 2003 A MBIA Insured .................       Aaa+/AAA++              1,428,131
   1,450,000     4.000%, 12/15/13 Series 2003 A MBIA Insured .................       Aaa+/AAA++              1,476,405
   1,505,000     4.000%, 12/15/14 Series 2003 A MBIA Insured .................       Aaa+/AAA++              1,525,032
   1,570,000     4.000%, 12/15/15 Series 2003 A MBIA Insured .................       Aaa+/AAA++              1,583,251
   1,630,000     4.000%, 12/15/16 Series 2003 A MBIA Insured .................       Aaa+/AAA++              1,635,868
                 Providence, Rhode Island Public Building
                    School & Public Facilities Project
   1,500,000     5.250%, 12/15/17 AMBAC Insured ..............................       Aaa+/AAA++              1,616,865
   1,000,000     5.250%, 12/15/19 AMBAC Insured ..............................       Aaa+/AAA++              1,077,910
                 Rhode Island Health & Education Building Corp.,
                    Brown University
   2,000,000     5.250%, 09/01/17 Series 1993 MBIA Insured ...................      AAA++/AAA+++             2,148,340
   1,000,000     5.000%, 09/01/23 Series 1993 MBIA Insured ...................       Aaa+/AAA++              1,030,710
                 Rhode Island Health & Education Building Corp.,
                    Bryant College
   1,000,000     5.125%, 06/01/19 AMBAC Insured ..............................       Aaa+/AAA++              1,064,730
     230,000     5.000%, 12/01/21 AMBAC Insured ..............................       Aaa+/AAA++                241,859
                 Rhode Island Health & Education Building Corp.,
                    Higher Educational Facilities
     500,000     3.500%, 09/15/13 Series 2003 B MBIA Insured .................       Aaa+/AAA++                492,020
   1,010,000     3.625%, 09/15/14 Series 2003 B MBIA Insured .................       Aaa+/AAA++                991,103

                                                                                      RATING
     FACE                                                                          MOODY'S, S&P
    AMOUNT       REVENUE BONDS (CONTINUED)                                           OR FITCH                 VALUE
------------     --------------------------------------------------------------    ------------           ------------
                 HIGHER EDUCATION REVENUE BONDS (CONTINUED)
                 Rhode Island Health & Education Building Corp.,
                    Higher Educational Facilities
$  1,050,000     4.000%, 09/15/15 Series 2003 B MBIA Insured .................       Aaa+/AAA++           $  1,052,709
   1,040,000     4.000%, 09/15/16 Series 2003 B MBIA Insured .................       Aaa+/AAA++              1,036,370
     600,000     3.625%, 09/15/14 Series 2003 C MBIA Insured .................       Aaa+/AAA++                588,774
     500,000     4.000%, 09/15/15 Series 2003 C MBIA Insured .................       Aaa+/AAA++                501,290
     500,000     4.000%, 09/15/16 Series 2003 C MBIA Insured .................       Aaa+/AAA++                498,255
                 Rhode Island Health & Education Building Corp.,
                    Johnson & Wales University
     465,000     5.500%, 04/01/15 Series 1999 A MBIA Insured .................       Aaa+/AAA++                524,148
     900,000     5.500%, 04/01/16 Series 1999 A MBIA Insured .................       Aaa+/AAA++              1,018,107
     785,000     5.500%, 04/01/17 Series 1999 A MBIA Insured .................       Aaa+/AAA++                892,223
   1,360,000     4.000%, 04/01/12 Series 2003 XLCA Insured ...................       Aaa+/AAA++              1,389,335
   3,210,000     4.000%, 04/01/13 Series 2003 XLCA Insured ...................       Aaa+/AAA++              3,272,563
   2,000,000     4.000%, 04/01/14 Series 2003 XLCA Insured ...................       Aaa+/AAA++              2,021,220
                 Rhode Island Health & Education Building Corp.,
                    Rhode Island School of Design
     505,000     4.700%, 06/01/18 Series 2001 MBIA Insured ...................       Aaa+/AAA++                525,806
     280,000     4.750%, 06/01/19 Series 2001 MBIA Insured ...................       Aaa+/AAA++                291,878
                 Rhode Island Health & Education Building Corp.,
                    Roger Williams University
   1,000,000     5.500%, 11/15/11 Series 1996 S AMBAC Insured ................        NR/AA++                1,038,010
     500,000     5.125%, 11/15/11 AMBAC Insured ..............................       Aaa+/AAA++                531,960
   1,000,000     5.125%, 11/15/14 Series 1996 S AMBAC Insured ................       Aaa+/AAA++              1,063,920
   1,000,000     5.000%, 11/15/18 Series 1996 S AMBAC Insured ................       Aaa+/AAA++              1,056,320
                 Rhode Island Health & Education Facilities
                    Authority Providence College
   1,000,000     4.250%, 11/01/14 XLCA Insured ...............................       Aaa+/AAA++              1,028,110
   2,500,000     4.375%, 11/01/15 XLCA Insured ...............................       Aaa+/AAA++              2,560,625
   2,500,000     4.500%, 11/01/16 XLCA Insured ...............................       Aaa+/AAA++              2,584,825
   1,000,000     4.500%, 11/01/17 XLCA Insured ...............................       Aaa+/AAA++              1,027,830
                 Rhode Island State Health & Educational Building
                    Corp., University of Rhode Island
   1,000,000     3.500%, 9/15/13 Series 2004 A AMBAC Insured .................       Aaa+/AAA++                987,340
   1,200,000     4.000%, 09/15/11 Series 2005 G AMBAC Insured ................       Aaa+/AAA++              1,228,812
   1,200,000     4.125%, 09/15/12 Series 2005 G AMBAC Insured ................       Aaa+/AAA++              1,236,408
   1,200,000     4.125%, 09/15/13 Series 2005 G AMBAC Insured ................       Aaa+/AAA++              1,234,632
                                                                                                          ------------
                    Total Higher Education Revenue Bonds .....................                              45,503,694
                                                                                                          ------------

                                                                                      RATING
     FACE                                                                          MOODY'S, S&P
    AMOUNT       REVENUE BONDS (CONTINUED)                                            OR FITCH                VALUE
------------     --------------------------------------------------------------    ------------           ------------
                 HOUSING REVENUE BONDS (0.6%)
                 Rhode Island Housing & Meeting Finance Corp.
                    Homeowner Opportunity
$  1,000,000     3.750%, 10/01/13 Series 50-A MBIA Insured ...................      Aaa+/AAA+++           $  1,004,630
                                                                                                          ------------
                 POLLUTION CONTROL REVENUE BONDS (4.4%)
                 Rhode Island Clean Water Finance Agency, Water
                    Pollution Control Bonds
   1,800,000     5.000%, 10/01/18 Series 2002 B MBIA Insured .................       Aaa+/AAA++              1,899,864
   4,765,000     4.375%, 10/01/21 Series 2002 B MBIA Insured .................       Aaa+/AAA++              4,813,222
                                                                                                          ------------
                    Total Pollution Control Revenue Bonds ....................                               6,713,086
                                                                                                          ------------

                 WATER AND SEWER REVENUE BONDS (9.7%)
                 Bristol County, Rhode Island Water Authority
     750,000     5.250%, 07/01/17 Series 1997 A MBIA Insured .................       Aaa+/AAA++                776,887
   1,000,000     3.250%, 12/01/12 Series 2004 Refdg. A MBIA InsuredAaa+/AAA++         969,940
   1,000,000     3.500%, 12/01/13 Series 2004 Refdg. A MBIA InsuredAaa+/AAA++         987,050
   1,000,000     3.500%, 12/01/14 Series 2004 Refdg. A MBIA InsuredAaa+/AAA++         972,920
                 Kent County, Rhode Island Water Authority
     500,000     4.000%, 07/15/12 Series 2002 A MBIA Insured .................       Aaa+/AAA++                511,245
   1,055,000     4.150%, 07/15/14 Series 2002 A MBIA Insured .................       Aaa+/AAA++              1,077,387
                 Rhode Island Clean Water Protection Finance Agency
     200,000     5.300%, 10/01/07 1993 Ser. 1993 A MBIA Insured    Aaa+/AAA++         206,524
     300,000     5.400%, 10/01/09 1993 Ser. 1993 A MBIA Insured    Aaa+/AAA++         321,537
     500,000     4.500%, 10/01/11 1993 Ser. 1993 B AMBAC Insured   Aaa+/AAA++         514,350
   1,000,000     5.125%, 10/01/11 Ser. 1999 C MBIA Insured ...................       Aaa+/AAA++              1,058,590
     500,000     4.600%, 10/01/13 Ser. A AMBAC Insured .......................       Aaa+/AAA++                515,555
     500,000     4.750%, 10/01/14 Ser. A AMBAC Insured .......................       Aaa+/AAA++                521,165
   1,250,000     5.400%, 10/01/15 Ser. A MBIA Insured ........................       Aaa+/AAA++              1,385,838
   2,000,000     4.750%, 10/01/18 Ser. A AMBAC Insured .......................       Aaa+/AAA++              2,059,900
     500,000     4.750%, 10/01/20 Ser. A AMBAC Insured .......................       Aaa+/AAA++                511,480
                 Rhode Island Water Resources Board Public
                    Drinking Water Protection
   1,500,000     4.000%, 03/01/14 MBIA Insured ...............................       Aaa+/AAA++              1,517,910
   1,000,000     4.250%, 03/01/15 MBIA Insured ...............................       Aaa+/AAA++              1,024,450
                                                                                                          ------------
                    Total Water and Sewer Revenue Bonds ......................                              14,932,728
                                                                                                          ------------

                 OTHER REVENUE BONDS (3.6%)
                 Rhode Island State Capital Development Loan
   1,500,000     5.400%, 08/01/08 MBIA Insured ...............................       Aaa+/AAA++              1,533,075
   1,135,000     5.000%, 08/01/11 MBIA Insured ...............................       Aaa+/AAA++              1,175,962

                                                                                      RATING
     FACE                                                                          MOODY'S, S&P
    AMOUNT       REVENUE BONDS (CONTINUED)                                            OR FITCH                VALUE
------------     --------------------------------------------------------------    ------------           ------------
                 OTHER REVENUE BONDS (CONTINUED)
                 State of Rhode Island Certificates of Participation,
                    Howard Center Improvements
$    400,000     5.250%, 10/01/10 MBIA Insured ................................      Aaa+/AAA++           $    416,352
     200,000     5.375%, 10/01/16 MBIA Insured ................................      Aaa+/AAA++                208,594
                 State of Rhode Island Depositors Economic
                    Protection Corp.
     135,000     5.500%, 08/01/06 Series 1992 B MBIA Insured ..................      Aaa+/AAA++                136,728
     300,000     5.800%, 08/01/09 Series 1993 B MBIA Insured ..................      Aaa+/AAA++                324,543
     500,000     6.000%, 08/01/17 Series 1992 B MBIA Insured ..................      Aaa+/AAA++                548,930
   1,045,000     5.250%, 08/01/21 Series 1993 B MBIA Insured ETM ..............      Aaa+/AAA++              1,129,791
                                                                                                          ------------
                    Total Other Revenue Bonds .................................                              5,473,975
                                                                                                          ------------
                       Total Revenue Bonds ....................................                             88,828,670
                                                                                                          ------------

                    Total Investments (cost $149,774,737*) ........      100.5%                            154,127,711
                    Other assets less liabilities .................       (0.5)                               (703,118)
                                                                        ------                            ------------
                    Net Assets ....................................      100.0%                           $153,424,593
                                                                        ======                            ============

      *     See note 4.

      Rating Services:
      +     Moody's Investors Service
      ++    Standard & Poor's
      +++   Fitch
      NR    Not rated by two of the three rating services

      Portfolio Distribution By Quality Rating (unaudited)

      Aaa of Moody's or AAA of S&P or Fitch ..................   100%

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------
              AMBAC  - American Municipal Bond Assurance Corp.
              ETM    - Escrowed to Maturity
              FGIC   - Financial Guaranty Insurance Co.
              FSA    - Financial Security Assurance
              MBIA   - Municipal Bond Investors Assurance
              XLCA   - XL Capital Assurance

                See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (UNAUDITED)

ASSETS
      Investments at value (cost $149,774,737) .........................................      $ 154,127,711
      Interest receivable ..............................................................          1,799,966
      Receivable for Fund shares sold ..................................................            513,338
      Other assets .....................................................................             10,185
                                                                                              -------------
      Total assets .....................................................................        156,451,200
                                                                                              -------------
LIABILITIES
    Cash overdraft .....................................................................          2,685,275
    Dividends payable ..................................................................            212,906
    Payable for Fund shares redeemed ...................................................             48,507
    Distribution and service fees payable ..............................................             56,562
    Management fee payable .............................................................             18,143
    Accrued expenses ...................................................................              5,214
                                                                                              -------------
    Total liabilities ..................................................................          3,026,607
                                                                                              -------------
NET ASSETS .............................................................................      $ 153,424,593
                                                                                              =============
    Net Assets consist of:
    Capital Stock - Authorized 80,000,000 shares, par value $.01 per share .............      $     144,853
    Additional paid-in capital .........................................................        149,884,030
    Net unrealized appreciation on investments (note 4) ................................          4,352,974
    Accumulated net realized loss on investments .......................................           (746,523)
    Distributions in excess of net investment income ...................................           (210,741)
                                                                                              -------------
                                                                                              $ 153,424,593
                                                                                              =============
CLASS A
    Net Assets .........................................................................      $ 104,720,682
                                                                                              =============
    Capital shares outstanding .........................................................          9,886,956
                                                                                              =============
    Net asset value and redemption price per share .....................................      $       10.59
                                                                                              =============
    Offering price per share (100/96 of $10.59 adjusted to nearest cent) ...............      $       11.03
                                                                                              =============
CLASS C
    Net Assets .........................................................................      $  18,206,269
                                                                                              =============
    Capital shares outstanding .........................................................          1,719,159
                                                                                              =============
    Net asset value and offering price per share .......................................      $       10.59
                                                                                              =============
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
       during the first 12 months after purchase) ......................................      $       10.59*
                                                                                              =============
CLASS I
    Net Assets .........................................................................      $   1,211,068
                                                                                              =============
    Capital shares outstanding .........................................................            114,416
                                                                                              =============
    Net asset value, offering and redemption price per share ...........................      $       10.58
                                                                                              =============
CLASS Y
    Net Assets .........................................................................      $  29,286,574
                                                                                              =============
    Capital shares outstanding .........................................................          2,764,803
                                                                                              =============
    Net asset value, offering and redemption price per share ...........................      $       10.59
                                                                                              =============

See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)

INVESTMENT INCOME:

      Interest income ................................................................                        $  3,311,185

Expenses:

      Management fee (note 3) ........................................................     $   389,232
      Distribution and service fees (note 3) .........................................         173,811
      Trustees' fees and expenses (note 8) ...........................................          86,059
      Legal fees (note 3) ............................................................          56,999
      Transfer and shareholder servicing agent fees ..................................          50,785
      Fund accounting fees ...........................................................          20,759
      Shareholders' reports and proxy statements .....................................          11,512
      Custodian fees .................................................................           9,871
      Auditing and tax fees ..........................................................           9,334
      Registration fees and dues .....................................................           5,653
      Insurance ......................................................................           4,916
      Chief compliance officer (note 3) ..............................................           2,291
      Miscellaneous ..................................................................          25,910
                                                                                           -----------
      Total Expenses .................................................................         847,132

      Management fee waived (note 3) .................................................        (280,247)
      Expenses paid indirectly (note 6) ..............................................         (17,676)
                                                                                           -----------
      Net expenses ...................................................................                             549,209
                                                                                                              ------------
      Net investment income ..........................................................                           2,761,976

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions ..........................          (2,876)
      Change in unrealized appreciation on investments ...............................      (2,878,068)
                                                                                           -----------
      Net realized and unrealized gain (loss) on investments .........................                          (2,880,944)
                                                                                                              ------------
      Net change in net assets resulting from operations .............................                        $   (118,968)
                                                                                                              ============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED
                                                                       DECEMBER 31, 2005       YEAR ENDED
                                                                          (UNAUDITED)        JUNE 30, 2005
                                                                       -----------------     -------------
OPERATIONS:
    Net investment income .........................................      $   2,761,976       $   5,440,126
    Net realized gain (loss) from securities transactions .........             (2,876)             69,974
    Change in unrealized appreciation on investments ..............         (2,878,068)          4,296,960
                                                                         -------------       -------------
       Change in net assets from operations .......................           (118,968)          9,807,060
                                                                         -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
    Class A Shares:
    Net investment income .........................................         (1,953,113)         (3,966,200)

    Class C Shares:
    Net investment income .........................................           (268,391)           (552,548)

    Class I Shares:
    Net investment income .........................................            (21,002)            (32,733)

    Class Y Shares:
    Net investment income .........................................           (589,478)         (1,026,562)
                                                                         -------------       -------------
       Change in net assets from distributions ....................         (2,831,984)         (5,578,043)
                                                                         -------------       -------------

CAPITAL SHARE TRANSACTIONS (note 7):
    Proceeds from shares sold .....................................         15,523,062          23,466,693
    Reinvested dividends and distributions ........................          1,279,809           2,641,028
    Cost of shares redeemed .......................................        (14,463,979)        (18,517,181)
                                                                         -------------       -------------
    Change in net assets from capital share transactions ..........          2,338,892           7,590,540
                                                                         -------------       -------------

       Change in net assets .......................................           (612,060)         11,819,557

NET ASSETS:
    Beginning of period ...........................................        154,036,653         142,217,096
                                                                         -------------       -------------

    End of period* ................................................      $ 153,424,593       $ 154,036,653
                                                                         =============       =============

    * Includes distributions in excess of net investment income of:      $    (210,741)      $    (140,733)
                                                                         =============       =============

                See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2005 (UNAUDITED)

1. ORGANIZATION

      Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's net assets.

      Citizens Investment Advisors, a department of Citizens Bank of Rhode Island (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund's average net assets.

      For the six months ended December 31, 2005, the Fund incurred management fees of $389,232 of which $280,247 was voluntarily waived. Such waivers are voluntary and can be terminated in the future at the Manager's discretion. However, the Manager has indicated that it intends to continue waiving fees as necessary in order that the Fund will remain competitive.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2005, distribution fees on Class A Shares amounted to $78,881, of which the Distributor retained $2,040.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2005 amounted to $70,317. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2005, amounted to $23,439. The total of these payments with respect to Class C Shares amounted to $93,756, of which the Distributor retained $23,582.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.20%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended December 31, 2005, these payments were made at the average annual rate of 0.20% of such net assets amounting to $2,055 of which $1,173 related to the Plan and $881 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the

Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2005, total commissions on sales of Class A Shares amounted to $109,131, of which the Distributor received $10,571.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended December 31, 2005, the Fund incurred $56,621 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund for legal fees in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a partner in that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2005, purchases of securities and proceeds from the sales of securities aggregated $9,726,912 and $4,323,240, respectively.

      At December 31, 2005, the aggregate tax cost for all securities was $149,737,972. At December 31, 2005, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $4,651,954 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $262,215, for a net unrealized appreciation of $4,389,739.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 80% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At December 31, 2005, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

      The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 2005, the Fund had all of its net assets invested in Rhode Island municipal issues.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                     SIX MONTHS ENDED
                                     DECEMBER 31, 2005                    YEAR ENDED
                                        (UNAUDITED)                      JUNE 30, 2005
                               -----------------------------     -----------------------------
                                  SHARES           AMOUNT           SHARES           AMOUNT
                                  ------           ------           ------           ------
CLASS A SHARES:
  Proceeds from shares sold         640,677     $  6,811,200          931,519     $  9,994,878
  Reinvested distributions          100,409        1,067,065          202,028        2,171,443
  Cost of shares redeemed .        (667,429)      (7,090,061)        (992,461)     (10,653,817)
                               ------------     ------------     ------------     ------------
    Net change ............          73,657          788,204          141,086        1,512,504
                               ------------     ------------     ------------     ------------
CLASS C SHARES:
  Proceeds from shares sold         163,705        1,741,840          401,962        4,311,527
  Reinvested distributions           12,585          133,744           28,360          304,774
  Cost of shares redeemed .        (220,730)      (2,342,617)        (374,180)      (4,019,022)
                               ------------     ------------     ------------     ------------
    Net change ............         (44,440)        (467,033)          56,142          597,279
                               ------------     ------------     ------------     ------------
CLASS I SHARES:
  Proceeds from shares sold          20,967          224,728           31,300          335,079
  Reinvested distributions              905            9,597              954           10,249
  Cost of shares redeemed .          (9,217)         (97,882)          (5,874)         (63,159)
                               ------------     ------------     ------------     ------------
    Net change ............          12,655          136,443           26,380          282,169
                               ------------     ------------     ------------     ------------
CLASS Y SHARES:
  Proceeds from shares sold         631,647        6,745,294          822,843        8,825,209
  Reinvested distributions            6,532           69,403           14,389          154,562
  Cost of shares redeemed .        (467,526)      (4,933,419)        (352,016)      (3,781,183)
                               ------------     ------------     ------------     ------------
    Net change ............         170,653        1,881,278          485,216        5,198,588
                               ------------     ------------     ------------     ------------
Total transactions in Fund
  shares ..................         212,525     $  2,338,892          708,824     $  7,590,540
                               ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2005 there were 8 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees'service and attendance fees paid during the six months ended December 31, 2005 was $75,775, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at

Board Meetings and at the Annual Meeting of Shareholders. For the six months ended December 31, 2005, such meeting-related expenses amounted to $10,284.

9. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $131,004 and debited additional paid-in capital in the amount of $131,004 at June 30, 2005. This adjustment had no impact on the Fund's aggregate net assests at June 30, 2005. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates.

      At June 30, 2005, the Fund had a capital loss carryover of $743,647 of which $632,152 expires on June 30, 2009 and $111,495 which expires on June 30, 2013. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

      Tax character of distributions:

                                                   Year Ended June 30,
                                                  2005              2004
                                              ----------        ----------
      Net tax-exempt income                   $5,444,976        $5,557,238
      Ordinary income                            133,067            95,054
                                              ----------        ----------
                                              $5,578,043        $5,652,292
                                              ==========        ==========

      As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                           $  (743,647)
      Unrealized appreciation                                   7,264,099
                                                              -----------
                                                              $ 6,520,452
                                                              ===========

      At June 30, 2005, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      CLASS A
                                               --------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JUNE 30,
                                                12/31/05        ---------------------------------------------------------------
                                               (UNAUDITED)         2005          2004          2003          2002         2001
                                               -----------      --------      --------      --------      --------     --------
Net asset value, beginning of period ........   $  10.79        $  10.49      $  10.92      $  10.47      $  10.32     $   9.91
                                                --------        --------      --------      --------      --------     --------
Income (loss) from investment operations:
     Net investment income+ .................       0.19            0.40          0.41          0.42          0.45         0.47
     Net gain (loss) on securities
         (both realized and unrealized) .....      (0.19)           0.31         (0.42)         0.47          0.16         0.44
                                                --------        --------      --------      --------      --------     --------
     Total from investment operations .......      (0.00)           0.71         (0.01)         0.89          0.61         0.91
                                                --------        --------      --------      --------      --------     --------
Less distributions (note 9):
     Dividends from net investment income ...      (0.20)          (0.41)        (0.42)        (0.44)        (0.46)       (0.50)
                                                --------        --------      --------      --------      --------     --------
Net asset value, end of period ..............   $  10.59        $  10.79      $  10.49      $  10.92      $  10.47     $  10.32
                                                ========        ========      ========      ========      ========     ========
Total return (not reflecting sales charge) ..       0.00%*          6.81%        (0.10)%        8.64%         6.07%        9.19%

Ratios/supplemental data
     Net assets, end of period (in thousands)   $104,721        $105,910      $101,413      $106,887      $ 86,378     $ 67,669*
     Ratio of expenses to average net assets        0.65%**         0.58%         0.53%         0.51%         0.49%        0.41%
     Ratio of net investment income to
         average net assets .................       3.60%**         3.68%         3.82%         3.96%         4.34%        4.65%
     Portfolio turnover rate ................       2.81%*          2.20%         8.61%        11.74%         6.02%        3.08%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were (note 3):

     Ratio of expenses to average net assets        0.99%**         0.96%         0.91%         0.88%         0.88%        0.95%
     Ratio of net investment income to
         average net assets .................       3.26%**         3.31%         3.44%         3.59%         3.95%        4.11%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

     Ratio of expenses to average net assets        0.63%**         0.57%         0.52%         0.48%         0.46%        0.40%

                                                                                        CLASS C
                                               ------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                 YEAR ENDED JUNE 30,
                                                12/31/05       --------------------------------------------------------------------
                                               (UNAUDITED)        2005           2004           2003           2002           2001
                                               -----------     --------       --------       --------       --------       --------
Net asset value, beginning of period ........   $  10.79       $  10.48       $  10.92       $  10.47       $  10.32       $   9.91
                                                --------       --------       --------       --------       --------       --------
Income (loss) from investment operations:
     Net investment income+ .................       0.15           0.31           0.32           0.33           0.36           0.38
     Net gain (loss) on securities
         (both realized and unrealized) .....      (0.20)          0.31          (0.43)          0.47           0.16           0.43
                                                --------       --------       --------       --------       --------       --------
     Total from investment operations .......      (0.05)          0.62          (0.11)          0.80           0.52           0.81
                                                --------       --------       --------       --------       --------       --------
Less distributions (note 9):
     Dividends from net investment income ...      (0.15)         (0.31)         (0.33)         (0.35)         (0.37)         (0.40)
                                                --------       --------       --------       --------       --------       --------
Net asset value, end of period ..............   $  10.59       $  10.79       $  10.48       $  10.92       $  10.47       $  10.32
                                                ========       ========       ========       ========       ========       ========
Total return (not reflecting sales charge) ..      (0.43)%*        6.01%         (1.04)%         7.72%          5.16%          8.27%

Ratios/supplemental data
     Net assets, end of period (in thousands)   $ 18,206       $ 19,031       $ 17,901       $ 22,506       $ 15,606       $  7,023
     Ratio of expenses to average net assets        1.50%**        1.43%          1.38%          1.35%          1.34%          1.26%
     Ratio of net investment income to
         average net assets .................       2.75%**        2.83%          2.98%          3.10%          3.46%          3.78%
     Portfolio turnover rate ................       2.81%*         2.20%          8.61%         11.74%          6.02%          3.08%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were (note 3):

     Ratio of expenses to average net assets
     Ratio of net investment income to
         average net assets .................       1.84%**        1.81%          1.76%          1.72%          1.72%          1.80%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

     Ratio of expenses to average net assets        1.48%**        1.42%          1.37%          1.33%          1.31%          1.25%


----------
+     Per share amounts have been calculated using the monthly average shares method.
*     Not Annualized
**    Annualized

                See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          CLASS I
                                                    ---------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                              YEAR ENDED JUNE 30,
                                                      12/31/05        ---------------------------------------------------------
                                                    (UNAUDITED)         2005          2004        2003        2002        2001
                                                    -----------       -------       -------     -------     -------     -------
Net asset value, beginning of period ..............   $ 10.79         $ 10.48       $ 10.91     $ 10.47     $ 10.32     $  9.90
                                                      -------         -------       -------     -------     -------     -------
Income from investment operations:
     Net investment income+ .......................      0.19            0.39          0.41        0.42        0.44        0.47
     Net gain (loss) on securities (both
         realized and unrealized) .................     (0.21)           0.32         (0.42)       0.46        0.17        0.43
                                                      -------         -------       -------     -------     -------     -------
     Total from investment operations .............     (0.02)           0.71         (0.01)       0.88        0.61        0.90
                                                      -------         -------       -------     -------     -------     -------
Less distributions (note 9):
     Dividends from net investment income .........     (0.19)          (0.40)        (0.42)      (0.44)      (0.46)      (0.48)
                                                      -------         -------       -------     -------     -------     -------
Net asset value, end of period ....................   $ 10.58         $ 10.79       $ 10.48     $ 10.91     $ 10.47     $ 10.32
                                                      =======         =======       =======     =======     =======     =======
Total return (not reflecting sales charge) ........     (0.16)%*         6.89%        (0.12)%      8.52%       6.05%       9.29%

Ratios/supplemental data
     Net assets, end of period (in thousands) .....   $ 1,211         $ 1,098       $   790     $   449     $   386     $    93
     Ratio of expenses to average net assets ......      0.79%**         0.58%         0.53%       0.52%       0.50%       0.41%
     Ratio of net investment income to
         average net assets .......................      3.46%**         3.68%         3.82%       3.95%       4.32%       4.65%
     Portfolio turnover rate ......................      2.81%*          2.20%         8.61%      11.74%       6.02%       3.08%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were (note 3):

     Ratio of expenses to average net assets ......      1.13%**         0.96%         0.91%       0.89%       0.89%       0.96%
     Ratio of net investment income to
         average net assets .......................      3.13%**         3.30%         3.44%       3.58%       3.93%       4.10%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

     Ratio of expenses to average net assets ......      0.77%**         0.57%         0.52%       0.49%       0.48%       0.41%

                                                                                         CLASS Y
                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                                YEAR ENDED JUNE 30,
                                                     12/31/05        -----------------------------------------------------------
                                                    (UNAUDITED)        2005         2004         2003         2002         2001
                                                    -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ..............   $ 10.79        $ 10.49      $ 10.92      $ 10.47      $ 10.32      $  9.91
                                                      -------        -------      -------      -------      -------      -------
Income from investment operations:
     Net investment income+ .......................      0.20           0.41         0.43         0.45         0.46         0.48
     Net gain (loss) on securities (both
         realized and unrealized) .................     (0.19)          0.31        (0.43)        0.45         0.17         0.44
                                                      -------        -------      -------      -------      -------      -------
     Total from investment operations .............      0.01           0.72           --         0.90         0.63         0.92
                                                      -------        -------      -------      -------      -------      -------
Less distributions (note 9):
     Dividends from net investment income .........     (0.21)         (0.42)       (0.43)       (0.45)       (0.48)       (0.51)
                                                      -------        -------      -------      -------      -------      -------
Net asset value, end of period ....................   $ 10.59        $ 10.79      $ 10.49      $ 10.92      $ 10.47      $ 10.32
                                                      =======        =======      =======      =======      =======      =======
Total return (not reflecting sales charge) ........      0.07%*         6.98%        0.03%        8.80%        6.22%        9.35%

Ratios/supplemental data
     Net assets, end of period (in thousands) .....   $29,287        $27,998      $22,113      $18,193      $11,726      $ 3,332
     Ratio of expenses to average net assets ......      0.50%**        0.43%        0.38%        0.36%        0.34%        0.26%
     Ratio of net investment income to
         average net assets .......................      3.74%**        3.83%        3.97%        4.10%        4.47%        4.79%
     Portfolio turnover rate ......................      2.81%*         2.20%        8.61%       11.74%        6.02%        3.08%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were (note 3):

     Ratio of expenses to average net assets ......      0.84%**        0.81%        0.76%        0.73%        0.73%        0.80%
     Ratio of net investment income to
         average net assets .......................      3.41%**        3.45%        3.59%        3.73%        4.08%        4.24%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

     Ratio of expenses to average net assets ......      0.48%**        0.42%        0.37%        0.33%        0.31%        0.26%

----------
+     Per share amounts have been calculated using the monthly average shares method.
*     Not Annualized
**    Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on July 1, 2005 and held for the six months ended December 31, 2005.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED DECEMBER 31, 2005

                       ACTUAL
                    TOTAL RETURN       BEGINNING        ENDING        EXPENSES
                      WITHOUT           ACCOUNT         ACCOUNT     PAID DURING
                  SALES CHARGES(1)       VALUE           VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                 0.00%          $1,000.00       $1,000.00       $3.18
--------------------------------------------------------------------------------
Class C                (0.43)%         $1,000.00       $  995.70       $7.46
--------------------------------------------------------------------------------
Class I                (0.16)%         $1,000.00       $  998.40       $3.86
--------------------------------------------------------------------------------
Class Y                 0.07%          $1,000.00       $1,000.70       $2.43
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.63%, 1.48%, 0.77% AND 0.48% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED DECEMBER 31, 2005

                      HYPOTHETICAL
                       ANNUALIZED      BEGINNING        ENDING        EXPENSES
                          TOTAL         ACCOUNT         ACCOUNT     PAID DURING
                         RETURN          VALUE           VALUE     THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                   5.00%        $1,000.00       $1,022.02       $3.22
--------------------------------------------------------------------------------
Class C                   5.00%        $1,000.00       $1,017.73       $7.54
--------------------------------------------------------------------------------
Class I                   5.00%        $1,000.00       $1,021.34       $3.91
--------------------------------------------------------------------------------
Class Y                   5.00%        $1,000.00       $1,022.78       $2.45
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.63%, 1.48%, 0.77% AND 0.48% FOR THE TRUST'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the "Fund") was held on October 28, 2005. The holders of shares representing 70% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                                                DOLLAR AMOUNT OF VOTES
                                            ------------------------------
      TRUSTEE                                    FOR             WITHHELD
      -------                                    ---             --------
      Vernon R. Alden                       $106,360,538      $    520,036
      David A. Duffy                        $106,362,160      $    518,414
      Diana P. Herrmann                     $106,368,763      $    511,810
      Timothy J. Leach                      $106,350,924      $    529,650
      Willliam J. Nightingale               $106,359,234      $    521,340
      James R. Ramsey                       $106,353,764      $    526,809
      J. William Weeks                      $106,359,234      $    521,340
      Laureen L. White                      $106,563,888      $    316,685

2. To act on the selection of Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm.

      FOR                                      AGAINST            ABSTAIN
      ---                                      -------            -------
      $105,818,252                            $165,381           $896,230

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquilasm Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

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

ADDITIONAL INFORMATION (UNAUDITED)

NARRAGANSETT INSURED TAX-FREE INCOME FUND (THE "FUND"):

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND THE SUB-ADVISORY AGREEMENT

Renewal until December 31, 2006 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager and the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Manager and Citizens Investment Advisors, a department of Citizens Bank of Rhode Island (the "Sub-Adviser") was approved by the Board of Trustees and the independent Trustees in December, 2005. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o     The Annual Report of the Fund for the year ended June 30, 2005;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The  Trustees  considered  the  Advisory  Agreement  and the  Sub-Advisory
Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER.

      The Manager and Sub-Adviser have provided local management of the Fund's portfolio. The Trustees noted that the Sub-Adviser employed Salvatore C. DiSanto and Jeffrey K. Hanna as portfolio managers for the Fund and had provided facilities for credit analysis of the Fund's portfolio securities. Messrs. DiSanto and Hanna, based in Providence, have provided local information regarding specific holdings in the Fund's portfolio. The portfolio managers have also been available to and have met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Rhode Island in light of prevailing interest rates and local economic conditions. In addition, one or both of them have been present at all regular meetings of the Board and Shareholders.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Rhode Island state-specific municipal bond funds, the portfolio of the Fund was of significantly higher quality, was the only fund in the state with 100% of its portfolio instruments insured or pre-refunded, and contained no securities subject to the alternative minimum tax.

      The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance, and had not been subject to the kinds of regulatory and legal difficulties recently affecting a significant number of other investment advisers.

      The Board concluded that a commendable quality of services was provided and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND, THE MANAGER AND SUB-ADVISER.

      The Board determined it appropriate to consider the Fund's performance. For the one, five and ten-year periods ended September 30, 2005 the Fund's average annual rate of return for Class A Shares was 2.20%, 5.48% and 5.29%, respectively. Performance for the other classes was similar.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors and with national averages. It was noted that the materials provided by the Manager indicated that compared to the three competitive Rhode Island funds, the Fund has had investment performance that is comparable to that of two of its three peers for one-, five- and ten-year periods, with lower rates of return compared to the third peer explained by the Fund's generally higher-quality portfolio and generally shorter average maturities. The Board considered these results to be consistent with the purposes of the Fund.

      The Board concluded that the performance of the Fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES AND THE SUB-ADVISER FROM THE RELATIONSHIP WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its local competitors as well as data for insured single-state funds, all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Fund. The Board noted that both the Manager and Sub-Adviser were currently waiving a portion of their respective fees and had been since the Fund's inception. For the year ended June 30, 2005, the Fund incurred management fees of $753,282, of which $579,069 was voluntarily waived. While such waivers were voluntary and could be terminated in the future, the Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were generally lower than those being paid by single-state tax-free municipal bond funds nationwide, and by the Fund's local competitors.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Fund, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Manager, Sub-Adviser and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had been generally increasing in recent years. The Trustees also noted that the materials indicated that the Fund's fees were already lower than those of its peers, including those with breakpoints. Additionally, the Trustees noted that both the Manager and Sub-Adviser were currently waiving a substantial portion of their respective fees. Evaluation of these factors indicated to the Board that the Advisory Agreement and Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

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FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  AQUILA MANAGEMENT CORPORATION

MANAGER

  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER

  CITIZENS INVESTMENT ADVISORS,
  A DEPARTMENT OF CITIZENS BANK
  OF RHODE ISLAND
  One Citizens Plaza
  Providence, Rhode Island 02903

BOARD OF TRUSTEES

  William J. Nightingale, Chair
  Vernon R. Alden
  David A. Duffy
  Diana P. Herrmann
  Timothy J. Leach
  James R. Ramsey
  J. William Weeks
  Laureen L. White

OFFICERS

  Diana P. Herrmann, President
  Stephen J. Caridi, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

CUSTODIAN

  BANK ONE TRUST COMPANY, N.A.
  1111 Polaris Parkway
  Columbus, Ohio  43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC INC.
  101 Sabin Street
  Pawtuckett, RI 02860

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

	 Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

	Not applicable.

ITEM 10.  EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 9, 2006


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 9, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 9, 2006



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 9, 2006




NARRAGANSETT INSURED TAX-FREE INCOME FUND

EXHIBIT INDEX


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.